Earnings (Loss) Per Share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 688	$ 733
Deduct: net income attributable to non-controlling interests in subsidiaries	0	(2)
Deduct: dividends on Preferred Shares	(9)	(9)
Net income attributable to common shareholders	$ 679	$ 722
Weighted average number of Class A Shares and Class B Non-Voting Shares for basic earnings per share	515,000,000	511,000,000
Effect of dilutive securities	0	0
Weighted average number of Class A Shares and Class B Non-Voting Shares for diluted earnings per share	515,000,000	511,000,000
Basic and diluted earnings per share ($)	$ 1.32	$ 1.41
Antidilutive securities (in shares)	6,380,558	6,126,210